UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		October 21, 2009


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  97

Form 13F Information Table Value Total:   $172,065,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     2907    58765 SH       SOLE                    58765
                                                                12      240 SH       DEFINED                   240
ACCENTURE LTD CL A             COM              G1151C101     3546    95140 SH       SOLE                    95140
                                                                13      360 SH       DEFINED                   360
AMAZON COM INC COM             COM              023135106     6018    64455 SH       SOLE                    64455
                                                                19      205 SH       DEFINED                   205
ANADARKO PETE CORP COM         COM              032511107      510     8135 SH       SOLE                     8135
APACHE CORP COM                COM              037411105     1163    12670 SH       SOLE                    12670
APPLE INC                      COM              037833100     9361    50505 SH       SOLE                    50505
                                                                33      180 SH       DEFINED                   180
AT&T CORP                      COM              00206r102     2534    93827 SH       SOLE                    93827
                                                                10      375 SH       DEFINED                   375
BAKER HUGHES INC.              COM              057224107     1731    40585 SH       SOLE                    40585
BARRICK GOLD CORP              COM              067901108     1590    41960 SH       SOLE                    41960
                                                                 6      170 SH       DEFINED                   170
BURLINGTON NRTHN SANTA COM     COM              12189t104     3470    43470 SH       SOLE                    43470
                                                                12      155 SH       DEFINED                   155
CATERPILLAR INC                COM              149123101     2274    44305 SH       SOLE                    44305
                                                                 7      140 SH       DEFINED                   140
CHESAPEAKE ENERGY CORP COM     COM              165167107      682    24000 SH       SOLE                    24000
CONSTELLATION ENERGY COM       COM              210371100     3447   106475 SH       SOLE                   106475
                                                                14      420 SH       DEFINED                   420
COSTCO COMPANIES INC           COM              22160K105     4821    85505 SH       SOLE                    85505
                                                                19      330 SH       DEFINED                   330
CVS/CAREMARK CORPORATION       COM              126650100     6892   192840 SH       SOLE                   192840
                                                                27      755 SH       DEFINED                   755
DOW CHEM CO                    COM              260543103     4015   154000 SH       SOLE                   154000
                                                                16      630 SH       DEFINED                   630
EOG RES INC COM                COM              26875P101      902    10800 SH       SOLE                    10800
EQT CORPORATION                COM              26884L109     3071    72100 SH       SOLE                    72100
                                                                13      295 SH       DEFINED                   295
FLUOR CORP NEW COM             COM              343412102     1783    35055 SH       SOLE                    35055
                                                                 7      130 SH       DEFINED                   130
FREEPORT-MCMORAN COP&G CL B    COM              35671d857     5720    83375 SH       SOLE                    83375
                                                                15      220 SH       DEFINED                   220
GOLDMAN SACHS GROUP            COM              38141g104     2203    11950 SH       SOLE                    11950
                                                                 9       50 SH       DEFINED                    50
HESS CORP COM                  COM              42809h107     1822    34085 SH       SOLE                    34085
                                                                 5       85 SH       DEFINED                    85
IBM                            COM              459200101     4745    39670 SH       SOLE                    39670
                                                                20      165 SH       DEFINED                   165
ISHARES SILVER TRUST ISHARES   COM              46428q109     1552    94770 SH       SOLE                    94770
                                                                 6      365 SH       DEFINED                   365
JOHNSON & JOHNSON              COM              478160104     3049    50071 SH       SOLE                    50071
                                                                12      200 SH       DEFINED                   200
JP MORGAN CHASE & CO           COM              46625H100      863    19700 SH       SOLE                    19700
LAS VEGAS SANDS CORP COM       COM              517834107      694    41200 SH       SOLE                    41200
LOCKHEED MARTIN                COM              539830109     3693    47300 SH       SOLE                    47300
                                                                19      240 SH       DEFINED                   240
MARKET VECTORS ETF TR GOLD MIN COM              57060u100      815    18000 SH       SOLE                    18000
MCDONALD'S CORP                COM              580135101     2557    44800 SH       SOLE                    44800
                                                                10      180 SH       DEFINED                   180
MEDTRONIC INC                  COM              585055106     2680    72835 SH       SOLE                    72835
                                                                11      295 SH       DEFINED                   295
MONSANTO CO NEW COM            COM              61166w101     4795    61955 SH       SOLE                    61955
                                                                19      240 SH       DEFINED                   240
MORGAN STANLEY COM NEW         COM              617446448     1613    52235 SH       SOLE                    52235
                                                                 6      205 SH       DEFINED                   205
MOSAIC CO COM                  COM              61945a107     1266    26335 SH       SOLE                    26335
NATIONAL-OILWELL VARCO INC     COM              637071101     1272    29500 SH       SOLE                    29500
ORACLE CORP                    COM              68389X105     2790   133885 SH       SOLE                   133885
                                                                11      525 SH       DEFINED                   525
PEABODY ENERGY CORP            COM              704549104     6128   164635 SH       SOLE                   164635
                                                                27      715 SH       DEFINED                   715
PEPSICO INC                    COM              713448108     3111    53032 SH       SOLE                    53032
                                                                13      220 SH       DEFINED                   220
PHILIP MORRIS INTL INC COM     COM              718172109     3106    63735 SH       SOLE                    63735
                                                                13      270 SH       DEFINED                   270
POTASH CORP SASK INC COM       COM              73755L107     4660    51580 SH       SOLE                    51580
                                                                11      125 SH       DEFINED                   125
PRAXAIR INC                    COM              74005P104     6637    81243 SH       SOLE                    81243
                                                                27      330 SH       DEFINED                   330
PROCTER & GAMBLE CO            COM              742718109     4915    84864 SH       SOLE                    84864
                                                                20      345 SH       DEFINED                   345
QUALCOMM INC COM               COM              747525103     4431    98511 SH       SOLE                    98511
                                                                17      385 SH       DEFINED                   385
QUESTAR CORP                   COM              748356102     3020    80405 SH       SOLE                    80405
                                                                12      330 SH       DEFINED                   330
SHAW GROUP INC COM             COM              820280105     1034    32210 SH       SOLE                    32210
SOUTHWESTERN ENERGY CO COM     COM              845467109      547    12820 SH       SOLE                    12820
SPDR GOLD TRUST SHARE          COM              78463v107     2922    29556 SH       SOLE                    29556
                                                                11      115 SH       DEFINED                   115
TRANSOCEAN SEDCO               COM              h8817h100     7899    92356 SH       SOLE                    92356
                                                                25      290 SH       DEFINED                   290
ULTRA PETROLEUM CORP           COM              903914109      529    10800 SH       SOLE                    10800
UNITED TECHNOLOGIES            COM              913017109     3512    57635 SH       SOLE                    57635
                                                                13      210 SH       DEFINED                   210
URS CORP NEW                   COM              903236107     1459    33430 SH       SOLE                    33430
                                                                 7      155 SH       DEFINED                   155
WEATHERFORD INTL INC           COM              H27013103      744    35905 SH       SOLE                    35905
XTO ENERGY                     COM              98385x106      923    22335 SH       SOLE                    22335
PETROLEO BRASILEIRO SA SPONSOR ADR              71654v408     3556    77470 SH       SOLE                    77470
                                                                12      260 SH       DEFINED                   260
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204     4145    84822 SH       SOLE                    84822
                                                                15      305 SH       DEFINED                   305
TEVA PHARMACEUTICALS           ADR              881624209     5344   105691 SH       SOLE                   105691
                                                                21      413 SH       DEFINED                   413